Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, net	$ 267,736
Amortization of Intangible Assets	46,732	$ 0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	76,567
Finite-Lived Intangible Assets, Amortization Expense, Year Two	69,871
Finite-Lived Intangible Assets, Amortization Expense, Year Three	61,524
Finite-Lived Intangible Assets, Amortization Expense, Year Four	44,831
Finite-Lived Intangible Assets, Amortization Expense, Year Five	14,943
Software.
Acquired Finite-Lived Intangible Assets [Line Items]
Purchased software	314,468
Less: Accumulated amortization	(46,732)
Intangible Assets, net	$ 267,736